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Release No. 24800, Release No. IC - 24800, 73
S.E.C. Docket 3183, 2000 WL 1877556 (S.E.C.
Release No.)






Release No. 24800, Release No. IC - 24800, 73
S.E.C. Docket 3183, 2000 WL I877556 (S.E.C.
Release No.)
Securities and Exchange Commission (S.E.C.)

Investment Company Act of 1940

ORDER GRANTING EXEMPTIONS;
ADVANTUS SERIES FUND INC., ET AL.

File No. 812-12194

December 27, 2000

Advantus Series Fund, Inc. ("Advantus Fund") and
Advantus Capital Management, Inc. ("Advantus
Capital")(together, "Applicants") filed an application on July 31, 2000, and amended and restated applications on November 15, 2000, and November 28, 2000, for an order of the Commission pursuant to Section 6(c) of the Investment Company Act of 1940 (the "1940 Act") granting exemptions from the provisions of Sections
9(a), 13(a), 15(a), and 15(b) of the 1940 Act and
Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder to the extent necessary to permit shares of any current or future series of the Advantus Fund and of any future open-end investment companies for which Advantus Capital or any affiliated person of Advantus Capital serves as investment adviser, manager, principal underwriter, or sponsor to be sold to and held by (a) separate accounts funding variable annuity and variable life insurance contracts issued both by affiliated and unaffiliated life insurance companies, and (b) qualified pension and retirement plans outside the separate account context.

A notice of the filing of the application was issued on November 30, 2000 (Release No. IC-24778).
The notice gave interested persons an opportunity to request a hearing and stated that an order granting the exemptions requested in the application would be issued unless a hearing should be ordered. No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered, and it is found that granting the requested exemptions is consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the 1940
Act.

Accordingly,

IT IS ORDERED, pursuant to Section 6(c) of the
1940 Act, that the requested exemptions from Sections 9(a), 13(a), 15(a), and 15(b) of the 1940
Act and Rules 6e-2(b)(15) and 6e-3(T)(b)(15)
thereunder be, and hereby are, granted effective forthwith.

For the Commission, by the Division of Investment
Management, pursuant to delegated authority.

Jonathan G. Katz
Secretary

Release No. 24800, Release No. IC- 24800, 73
S.E.C. Docket 3183, 2000 WL 1877556 (S.E.C.
Release No.)

END OF DOCUMENT




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